SUBSEQUENT EVENTS (Details Narrative) - USD ($)							6 Months Ended		12 Months Ended
	Aug. 01, 2022	Jul. 12, 2022	Jun. 02, 2022	Jun. 02, 2022	May 09, 2022	Feb. 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 21, 2022	Apr. 20, 2022
Subsequent Event [Line Items]
Common stock shares authorized									10,000,000,000		900,000,000	10,000,000,000
Balance received									$ 60,000	$ 14,000
Exercise price per share									$ 0.1
Professional Fees									$ 67,000	2,000
Share based compensation							$ 603,000		$ 485,000
Mr Kline [Member]
Subsequent Event [Line Items]
Purchase of common stock						500,000
Options vesting description						the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023.
Warrant, Exercise Price, Increase						$ 0.0001
Leonite Capital LLC [Member]
Subsequent Event [Line Items]
Balance received					$ 390,000
Number of shares issued					200,000
Number of warrants issued					300,000
Exercise price per share					$ 0.6
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued for service				2,484,472
Professional Fees			$ 182,000
Subsequent Event [Member] | Employees [Member]
Subsequent Event [Line Items]
Share based compensation	$ 42,000,000
Warrants term	10 years
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock shares authorized											10,000,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock shares authorized											900,000,000
Subsequent Event [Member] | Mr Kline [Member]
Subsequent Event [Line Items]
Purchase of common stock						500,000
Options vesting description						the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023
Warrant, Exercise Price, Increase						$ 0.0001
Subsequent Event [Member] | Leonite Capital LLC [Member]
Subsequent Event [Line Items]
Balance received					$ 390,000
Number of shares issued					200,000
Number of warrants issued					300,000
Exercise price per share					$ 0.6
Subsequent Event [Member] | Leonite [Member]
Subsequent Event [Line Items]
Number of shares issued		200,000